Restatement of Previously Filed Balance Sheet (Tables)	3 Months Ended
Mar. 11, 2021
Accounting Changes and Error Corrections [Abstract]
Summary of Impact of Restatement On Financial Statements
The following table contains financial information as of March 11, 2021 that has been updated to reflect the restatement. The financial information that has been previously filed or otherwise reported as of March 11, 2021 is superseded by the information in this exhibit to the Company’s
8-K/A,
and the balance sheet and related financial information as of March 11, 2021 contained in such previously filed report should no longer be relied upon:

As of March 11, 2021	As Previously Reported	Adjustment	As Restated
Total assets	$233,019,600	$—	$233,019,600
Total liabilities	$8,574,318	$—	$8,574,318
Class A ordinary shares subject to possible redemption	219,445,280	10,554,720	230,000,000
Preference shares	—	—	—
Class A ordinary shares	182	(106)	76
Class B ordinary shares	575	—	575
Additional paid-in capital	5,070,085	(5,070,085)	—
Accumulated deficit	(70,840)	(5,484,529)	(5,555,369)

Total shareholders’ equity (deficit)	$5,000,002	$(10,554,720)	$(5,554,718)

Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$233,019,600	$—	$233,019,600